                 SUPPLEMENT TO THE COMMON CLASS PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                          CREDIT SUISSE WARBURG PINCUS
                         GLOBAL TELECOMMUNICATIONS FUND

The following information supersedes certain information in the fund's Common Class Prospectus and Statement of Additional Information.

Effective July 1, 2001, the fund changed its performance benchmark to the Morgan Stanley Capital International All Country World Free Telecommunications Services Index (gross of dividends). The fund's previous performance benchmark, the Morgan Stanley Capital International Telecommunications Index, is no longer being compiled. The following information replaces similar information found on page 9 of the prospectus:

                        AVERAGE ANNUAL TOTAL RETURNS(1)

                                                ONE YEAR   THREE YEARS      LIFE OF      INCEPTION
            PERIOD ENDED 12/31/00:                2000      1998-2000        FUND          DATE
GLOBAL TELECOMMUNICATIONS FUND                  -38.24%      38.36%         35.95%        12/4/96
---------------------------------------------------------------------------------------------------
MSCI TELECOMMUNICATIONS INDEX(2)                -40.49%       9.49%         13.73%(4)
---------------------------------------------------------------------------------------------------
MSCI ALL COUNTRY WORLD FREE TELECOMMUNICATIONS
 SERVICES INDEX (GROSS OF DIVIDENDS)(3)         -40.03%       8.00%         12.52%(4)

(1) The total returns shown are for the fund's Common Class shares (including its predecessor).

(2) The Morgan Stanley Capital International Telecommunications Index is an unmanaged index (with no defined investment objective) of telecommunications equities that include reinvestment of dividends, which had been compiled by Morgan Stanley & Co., Incorporated.

(3) The Morgan Stanley Capital International All Country World Free Telecommunications Services Index (gross of dividends) is an unmanaged regional or composite index (with no defined investment objective) consisting of developed and emerging markets that include constituents as available to non-domestic investors for the telecommunication services sector, and is compiled by Morgan Stanley & Co., Incorporated.

(4) Performance since 11/30/96.

Dated: October 19, 2001                                            WPGHT-16-1001